EARNINGS PER SHARE	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
EARNINGS PER SHARE

NOTE 3. EARNINGS PER SHARE

In our computation of diluted earnings per share (“EPS”), we exclude the potential shares related to stock options that are issued and unexercised where the exercise price exceeds the average market price of our common stock during the period. We also exclude nonvested restricted stock awards and units that have an anti-dilutive effect on EPS or that currently have not met performance conditions.

The following table summarizes the components of weighted-average common shares outstanding for both basic and diluted EPS:

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010

Weighted-average common stock shares outstanding (1)	74.3	77.3	81.0
Effect of dilutive stock options, restricted stock awards and units and employee stock purchase plan shares (2)	0.2	—	0.3
Weighted-average common stock outstanding – Diluted	74.5	77.3	81.3

  Weighted-average shares of common stock outstanding is net of treasury stock.

  No dilution was applied to our basic weighted-average shares outstanding for the year ended December 30, 2011 due to a goodwill impairment charge that resulted in a net loss for the year.

	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Anti-dilutive equity awards not included above	1.1	1.0	0.9